LEASES - Maturities of operating lease liabilities (Details) $ in Thousands	Jun. 30, 2021 USD ($)
LEASES
2021 (remainder of the year)	$ 4,664
2022	8,417
2023	8,000
2024	1,723
2025 and on	3,529
Total lease payments	26,333
Less - imputed interest	(1,569)
Present value of lease liabilities	24,764
Sublease rental payments receivable	2,385
Approximate Amount of Lien by Lessor	$ 5,100